Segment Reporting - Summary of Reconciliation of Segment's Performance Measure to Profit Presented in Consolidated Statement of Comprehensive Income (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 11, 2022
Disclosure of operating segments [line items]
Net foreign exchange gain	$ 14,559
Foreign exchange losses	14,832	$ 2,100	$ 2,977
Net foreign exchange loss	273
Deposits in brokers	5,576
FTX Trading Ltd
Disclosure of operating segments [line items]
Deposits in brokers	$ 5,600			$ 5,576